Provisions and contingent liabilities - Summary of other provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	R$ 19,711	R$ 15,193	R$ 17,474	R$ 11,843
Judicial deposits	10,199	18,403
Tax contingencies
Disclosure of other provisions [line items]
Other provisions	10,097	9,878
Civil contingencies
Disclosure of other provisions [line items]
Other provisions	4,281	2,673
Labor contingencies
Disclosure of other provisions [line items]
Other provisions	R$ 5,333	R$ 2,642